Warrant Liabilities (Details) - Schedule of Binominal Pricing Model - $ / shares		6 Months Ended		12 Months Ended
	Nov. 14, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Mar. 03, 2023
Schedule of Binominal Pricing Model [Abstract]
Share price	$ 5.71	$ 1.44	$ 1.54	$ 1.54	$ 2.1575
Risk-free interest rate	4.16%	4.51%	4.16%	4.16%
Volatility	52.19%	51.83%	52.19%	52.19%
Exercise price	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Term	5 years	4 years 4 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days